Product revenues, net (Tables)	6 Months Ended
Jun. 30, 2023
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory
The table below provides a disaggregation of revenues by type of service and customer location for the three and six months ended June 30, 2023 and June 30, 2022.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2023	2022	2023	2022
Types of goods and services
Product revenue, net	19,197	17,291	38,150	33,789
License revenues	—	—	—	30,000
Royalties	86	—	125	—
Total revenue	19,283	17,291	38,275	63,789

Customer Location
U.S.	19,197	17,291	38,150	33,789
EMEA(1)	86	—	125	—
Japan	—	—	—	30,000
Total revenue	19,283	17,291	38,275	63,789

(1) Europe, the Middle East and Africa
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three and six months ended June 30, 2023 and June 30, 2022.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2023	2022	2023	2022
Beginning balance	4,362	4,126	3,746	2,590
GTN sales adjustments for current period sales	5,783	3,206	11,399	6,697
GTN sales adjustments for prior period sales	(229)	87	(877)	(105)
Credits, payments and reclassifications to Accounts payable	(4,182)	(3,955)	(8,534)	(5,718)
Ending balance as of June 30,	5,734	3,464	5,734	3,464

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of June 30, 2023 and December 31, 2022.

(in KUSD)	As of June 30, 2023	As of December 31, 2022
Accounts receivable, net	1,677	2,151
Other current liabilities	4,057	1,595
	5,734	3,746